Earnings Per Share (FY) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The following is a summary of the basic and diluted earnings per share for the three and six months ended June 30, 2018 and 2017.

	Three Months Ended June 30,		Six Months Ended June 30,
	2018	2017	2018	2017
Net income available to common shareholders	$3,931,556	$1,648,286	$7,346,326	$3,097,138
Weighted average common shares outstanding	12,201,185	8,216,567	11,708,746	7,872,609
Effect of dilutive stock options	119,313	108,971	113,751	104,673
Diluted shares	12,320,498	8,325,538	11,822,497	7,977,282
Basic earnings per common share	$0.32	$0.20	$0.63	$0.39
Diluted earnings per common share	$0.32	$0.20	$0.62	$0.39

The effect from the stock options on incremental shares from the assumed conversions for net income per share-basic and net income per share-diluted are presented below. There were antidilutive shares of 13,166 and 17,649 for the years ended December 31, 2017 and 2016, respectively.

(Dollars in thousands, except share amounts)	2017	2016
Basic earnings per share computation:
Net income available to common stockholders	$4,820	$4,777
Average common shares outstanding – basic	8,639,212	5,838,574
Basic earnings per share	$0.56	$0.82
Diluted earnings per share computation:
Net income available to common stockholders	$4,820	$4,777
Average common shares outstanding – basic	8,639,212	5,838,574
Incremental shares from assumed conversions:
Stock options	154,315	280,369
Average common shares outstanding - diluted	8,793,527	6,118,943
Diluted earnings per share	$0.55	$0.78